(Changes in Regulatory Assets and Accumulated Comprehensive Income) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Regulatory Asset [Member] | Pension Plan, Defined Benefit [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Other Comprehensive Loss (Income), Pension and Other Postretirement Benefit Plans, Net Unamortized Loss (Gain) Arising During Period, before Tax	$ 49	$ (42)	$ 28
Actuarial Loss Amortization	(3)	(8)	(7)
Total Recognized (Gain) Loss	46	(50)	21
Regulatory Asset [Member] | Other Retiree Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Other Comprehensive Loss (Income), Pension and Other Postretirement Benefit Plans, Net Unamortized Loss (Gain) Arising During Period, before Tax	5	(6)	2
Accumulated Other Comprehensive Loss | Pension Plan, Defined Benefit [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Other Comprehensive Loss (Income), Pension and Other Postretirement Benefit Plans, Net Unamortized Loss (Gain) Arising During Period, before Tax	3	(1)	1
Actuarial Loss Amortization	0	0	0
Total Recognized (Gain) Loss	$ 3	$ (1)	$ 1